COPELAND & COVERT, PLLC
Attorneys-at-Law
www.copelandcovert.com

Houston Office | 395 Sawdust Road, Suite 2148 | The Woodlands, TX 77380 | Phone: 281.702.2137 | Fax: 866.862.1719

December 23, 2015

Securities and Exchange Commission 450 Fifth Street, N.W. Judiciary Plaza Washington, D.C. 20548	VIA EDGAR

Attn: Mr. Mark Cowan, Senior Counsel, and Ms. Sally Samuel, Branch Chief, Division of Investment Management

Re:      Lyons Funds., File Nos. 811-23045 and 333-203256, Pre-Effective Amendment # 3 to Initial Registration Statement on form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

Dear Mr. Cowan and Ms. Samuel:

We are, on behalf of Lyons Funds (the “Trust”), filing Pre-Effective Amendment # 3 (“PREA#3”) to the Trust’s Initial Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PREA#3 is being filed to amend and expand the disclosure in the Statement of Additional Information relating to the Fund’s Fundamental Investment Restrictions. The Fund’s Fundamental Investment Restrictions now read:

“As fundamental investment restrictions, the Fund will not:

1.	issue senior securities, provided that the Fund’s use of options, futures contracts and options thereon and currency-related contracts will not be deemed senior securities for this purpose, and further provided that the Fund will not be deemed to have issued senior securities under circumstances that are specifically exempted from such classification by the 1940 Act, or consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.	borrow amounts in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, the Fund may pledge or hypothecate all or any portion of the value of its total assets;

3.	act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies;

4.	purchase or sell commodities unless acquired as a result of ownership of securities or other investments to the extent permitted under the 1940 Act and the regulations of any other agency with authority over the Fund. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

5.	make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing non publicly offered debt securities, (d) by purchasing commercial paper, or (e) by entering into any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretation of the SEC or its staff. For purposes of this limitation, the term "loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities;

6.	purchase or sell real estate directly. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts); or

7.	invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto, or investments in other investment companies.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund’s net assets will not be considered in determining whether its has complied with its investment restrictions.”

We believe this PREA#3 is now complete in all material respects. Accordingly, the Trust seeks to have its Registration Statement declared effective on or before December 31, 2015. With respect to that request, the Trust acknowledges that:

>	should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

>	the action of the Commission of staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

>	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Trust has also filed, via EDGAR, a separate request for acceleration pursuant to Rule 461 under the Securities Act of 1933, as amended.

Please direct comments regarding the Trust’s Registration Statement to me at the above address. Thank you for your consideration.

Sincerely,

/s/ David D. Jones, Esq.

Copeland & Covert, PLLC